SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Net income (loss) per common share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Allocation of net (loss) income	$ (22,469,000)	$ (28,649,000)
Denominator:
Weighted-average shares outstanding, basic	128,459,102	92,958,570
Weighted average shares outstanding, diluted	128,459,102	92,958,570
Basic net (loss) income per share	$ (0.17)	$ (0.31)
Diluted net (loss) income per share	$ (0.17)	$ (0.31)
CONCORD ACQUISITION CORP III | Class A common stock
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of warrants to purchase shares issued	33,550,000
Numerator:
Allocation of net (loss) income	$ (1,247,339)	$ 19,405,027
Denominator:
Weighted-average shares outstanding, basic	14,374,778	34,500,000
Basic net (loss) income per share	$ (0.09)	$ 0.56
CONCORD ACQUISITION CORP III | Class B common stock
Numerator:
Allocation of net (loss) income	$ (748,415)	$ 4,851,257
Denominator:
Weighted-average shares outstanding, basic	8,625,000	8,625,000
Weighted average shares outstanding, diluted	8,625,000	8,625,000
Basic net (loss) income per share	$ (0.09)	$ 0.56
Diluted net (loss) income per share	$ (0.09)	$ 0.56